DEBT - Narrative (Details)	1 Months Ended	3 Months Ended
	Jun. 30, 2023 Rate	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Aug. 03, 2021 USD ($) facility
Debt Instrument [Line Items]
Debt outstanding		$ 996,930,000	$ 967,146,000
Line of Credit
Debt Instrument [Line Items]
Current borrowing capacity		508,700,000	575,200,000
Line of Credit | Subsidiaries
Debt Instrument [Line Items]
Maximum borrowing capacity		286,300,000	277,300,000
Current borrowing capacity		227,100,000	228,500,000
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 600,000,000
Debt outstanding		$ 85,854,000	18,999,000
Line of Credit | Revolving Credit Facility | SOFR
Debt Instrument [Line Items]
Basis spread | Rate	0.10%
Interest rate benchmark		0.00%
Line of Credit | Revolving Credit Facility | SOFR | Minimum
Debt Instrument [Line Items]
Basis spread		1.00%
Line of Credit | Revolving Credit Facility | SOFR | Maximum
Debt Instrument [Line Items]
Basis spread		2.75%
Line of Credit | Revolving Credit Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread		0.00%
Line of Credit | Revolving Credit Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread		1.75%
Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Revolving credit facility drawn amount		$ 5,400,000	5,800,000
Loans Payable | Term Loan A and Term Loan B
Debt Instrument [Line Items]
Number of term loan facilities | facility				2
Debt outstanding		$ 702,350,000	$ 703,700,000
Loans Payable | Term Loan A
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 300,000,000
Loans Payable | Term Loan A | SOFR
Debt Instrument [Line Items]
Interest rate benchmark		0.00%
Loans Payable | Term Loan A | SOFR | Minimum
Debt Instrument [Line Items]
Basis spread		1.00%
Loans Payable | Term Loan A | SOFR | Maximum
Debt Instrument [Line Items]
Basis spread		2.75%
Loans Payable | Term Loan A | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread		0.00%
Loans Payable | Term Loan A | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread		1.75%
Loans Payable | Term Loan B
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 540,000,000
Periodic principal payment		$ 1,400,000
Loans Payable | Term Loan B | SOFR
Debt Instrument [Line Items]
Interest rate benchmark		0.00%
Loans Payable | Term Loan B | SOFR | Minimum
Debt Instrument [Line Items]
Basis spread		2.00%
Loans Payable | Term Loan B | SOFR | Maximum
Debt Instrument [Line Items]
Basis spread		2.25%
Loans Payable | Term Loan B | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread		1.00%
Loans Payable | Term Loan B | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread		1.25%